Carbon Collective Short Duration Green Bond ETF
Schedule of Investments
as of April 30, 2024 (Unaudited)

CORPORATE BONDS - 40.0%	Par	Value
Banks - 14.7%
Bank of America Corp., 1.53% (SOFR + 0.65%), 12/06/2025	$500,000	$487,030
JPMorgan Chase & Co., 0.77% (SOFR + 0.49%), 08/09/2025	1,000,000	985,599
		1,472,629

Electric - 18.5%
AES Corp., 1.38%, 01/15/2026	1,500,000	1,389,288
Avangrid, Inc., 3.80%, 06/01/2029	500,000	455,549
		1,844,837

Packaging & Containers - 4.8%
Sonoco Products Co., 1.80%, 02/01/2025	500,000	484,725

Semiconductors - 2.0%
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	202,651
TOTAL CORPORATE BONDS (Cost $4,006,234)		4,004,842

SHORT-TERM INVESTMENTS - 30.3%	Shares
Money Market Funds - 30.3%
First American Government Obligations Fund - Class X, 5.23%(a)	3,044,302	3,044,302
TOTAL SHORT-TERM INVESTMENTS (Cost $3,044,302)		3,044,302

TOTAL INVESTMENTS - 70.3% (Cost $7,050,536)		$7,049,144
Other Assets in Excess of Liabilities - 29.7%		2,982,995
TOTAL NET ASSETS - 100.0%		$10,032,139

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

Summary of Fair Value Exposure at April 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024:

Carbon Collective Short Duration Green Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds(a)	$–	$4,004,842	$–	$4,004,842
Money Market Funds	3,044,302	–	–	3,044,302
Total Assets	$3,044,302	$4,004,842	$–	$7,049,144

(a) Refer to the Schedule of Investments for industry classifications.